Eaton Vance
Emerging and Frontier Countries Equity Fund
January 31, 2023 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2023, the value of the Fund’s investment in the Portfolio was $212,131,567 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 92.1%
Security	Shares	Value
Bulgaria — 0.6%
Eurohold Bulgaria AD(1)	1,253,909	$ 1,220,776
		$ 1,220,776
China — 4.6%
Agricultural Bank of China, Ltd., Class H	170,000	$ 61,139
Alibaba Group Holding, Ltd.(1)	65,100	893,333
Alibaba Health Information Technology, Ltd.(1)	38,000	33,778
Anhui Conch Cement Co., Ltd., Class H	9,500	35,983
ANTA Sports Products, Ltd.	6,400	96,639
Baidu, Inc., Class A(1)	10,450	176,451
Bank of China, Ltd., Class H	384,000	146,428
Bank of Communications, Ltd., Class H	63,000	38,887
BeiGene, Ltd.(1)	3,500	68,427
Bilibili, Inc., Class Z(1)	1,420	35,278
BYD Co., Ltd., Class A	900	38,067
BYD Co., Ltd., Class H	4,000	124,982
China CITIC Bank Corp., Ltd., Class H	71,000	34,227
China Conch Venture Holdings, Ltd.	14,500	30,660
China Construction Bank Corp., Class H	439,000	284,412
China Gas Holdings, Ltd.	23,000	35,786
China International Capital Corp., Ltd., Class H(2)	13,600	30,318
China Life Insurance Co., Ltd., Class H	41,000	75,295
China Longyuan Power Group Corp., Ltd., Class H	26,000	35,745
China Mengniu Dairy Co., Ltd.(1)	17,000	81,844
China Merchants Bank Co., Ltd., Class A	7,900	48,181
China Merchants Bank Co., Ltd., Class H	19,500	126,458
China National Building Material Co., Ltd., Class H	34,000	31,133
China Overseas Land & Investment, Ltd.	22,000	59,341
China Pacific Insurance (Group) Co., Ltd., Class H	17,200	47,161
China Petroleum & Chemical Corp., Class H	140,000	75,346
China Resources Beer Holdings Co., Ltd.	10,000	75,180
China Resources Gas Group, Ltd.	7,800	32,777
China Resources Land, Ltd.	18,000	86,314
China Resources Mixc Lifestyle Services, Ltd.(2)	5,800	33,397
China Resources Power Holdings Co., Ltd.	16,000	33,220
China Shenhua Energy Co., Ltd., Class H	19,500	60,556
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	31,420
China Tower Corp., Ltd., Class H(2)	328,000	37,229
China Vanke Co., Ltd., Class H	15,200	30,706
China Yangtze Power Co., Ltd., Class A	11,000	33,845
Chow Tai Fook Jewellery Group, Ltd.	16,000	34,158
CITIC Securities Co., Ltd., Class H	16,000	36,525
CITIC, Ltd.	39,000	45,560
Contemporary Amperex Technology Co., Ltd., Class A	900	61,963
Security	Shares	Value
China (continued)
COSCO SHIPPING Holdings Co., Ltd., Class H	29,500	$ 30,474
Country Garden Holdings Co., Ltd.	96,000	35,995
Country Garden Services Holdings Co., Ltd.	15,000	40,555
CSPC Pharmaceutical Group, Ltd.	52,000	59,287
ENN Energy Holdings, Ltd.	4,400	66,215
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,300	27,007
Fuyao Glass Industry Group Co., Ltd., Class H(2)	6,000	29,498
Ganfeng Lithium Group Co., Ltd., Class H(2)	6,000	54,799
GCL Technology Holdings, Ltd.(1)	145,000	39,943
Geely Automobile Holdings, Ltd.	36,000	58,032
Genscript Biotech Corp.(1)	10,000	33,732
Great Wall Motor Co., Ltd., Class H	24,000	33,669
Guangdong Investment, Ltd.	28,000	30,388
H World Group, Ltd. ADR	1,200	56,976
Haidilao International Holding, Ltd.(1)(2)	11,000	29,811
Haier Smart Home Co., Ltd., Class H	14,200	52,156
Hengan International Group Co., Ltd.	6,000	29,460
Hygeia Healthcare Holdings Co., Ltd.(1)(2)	3,400	26,862
Industrial & Commercial Bank of China, Ltd., Class H	273,000	145,880
Industrial Bank Co., Ltd., Class A	11,400	29,728
Innovent Biologics, Inc.(1)(2)	7,000	37,896
iQIYI, Inc. ADR(1)	4,200	28,140
JD Health International, Inc.(1)(2)	6,700	55,369
JD.com, Inc., Class A	9,850	290,934
Kanzhun, Ltd. ADR(1)	1,400	34,006
KE Holdings, Inc. ADR(1)	3,700	67,858
Kingdee International Software Group Co., Ltd.(1)	18,000	39,209
Kingsoft Corp., Ltd.	8,400	30,853
Koolearn Technology Holding, Ltd.(1)(2)	3,500	28,478
Kuaishou Technology Co., Ltd.(1)(2)	9,400	82,298
Kunlun Energy Co., Ltd.	36,000	28,373
Kweichow Moutai Co., Ltd., Class A	400	109,266
Lenovo Group, Ltd.	52,000	41,581
Li Auto, Inc., Class A(1)	6,200	75,117
Li Ning Co., Ltd.	12,000	118,146
Longfor Group Holdings, Ltd.(2)	13,000	42,940
LONGi Green Energy Technology Co., Ltd., Class A	4,200	29,929
Luzhou Laojiao Co., Ltd., Class A	800	28,060
Meituan, Class B(1)(2)	19,700	438,663
NetEase, Inc.	9,400	167,473
New Oriental Education & Technology Group, Inc.(1)	10,400	43,835
NIO, Inc. ADR(1)	7,200	86,904
Nongfu Spring Co., Ltd., Class H(2)	10,400	58,690
People's Insurance Co. Group of China, Ltd., Class H	82,000	27,608
PetroChina Co., Ltd., Class H	120,000	63,817
PICC Property & Casualty Co., Ltd., Class H	46,000	43,236

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Pinduoduo, Inc. ADR(1)	2,300	$ 225,354
Ping An Insurance Group Co. of China, Ltd., Class A	4,900	36,970
Ping An Insurance Group Co. of China, Ltd., Class H	29,500	228,366
Postal Savings Bank of China Co., Ltd., Class H(2)	57,000	38,746
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	33,158
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	30,204
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	600	29,538
Shenzhou International Group Holdings, Ltd.	4,800	60,144
Silergy Corp.	5,000	101,747
Sino Biopharmaceutical, Ltd.	71,000	41,199
Sinopharm Group Co., Ltd., Class H	12,000	29,414
Smoore International Holdings, Ltd.(2)	18,000	27,088
Sunny Optical Technology Group Co., Ltd.	4,200	56,456
TAL Education Group ADR(1)	4,100	29,971
Tencent Holdings, Ltd.	27,300	1,330,680
Tencent Music Entertainment Group ADR(1)	5,000	41,950
Tingyi (Cayman Islands) Holding Corp.	18,000	29,888
Tongcheng Travel Holdings, Ltd.(1)	12,000	27,088
Trip.com Group, Ltd. ADR(1)	2,800	102,928
Tsingtao Brewery Co., Ltd., Class H	4,000	38,489
Vipshop Holdings, Ltd. ADR(1)	2,900	44,863
Wanhua Chemical Group Co., Ltd.	1,900	27,166
Want Want China Holdings, Ltd.	44,000	28,618
Weichai Power Co., Ltd., Class H	19,000	28,641
Wuliangye Yibin Co., Ltd., Class A	1,500	46,397
WuXi AppTec Co., Ltd., Class H(2)	2,700	34,950
WuXi Biologics Cayman, Inc.(1)(2)	17,500	145,626
Xinyi Solar Holdings, Ltd.	34,000	44,055
Xpeng, Inc., Class A(1)	6,800	34,385
Yadea Group Holdings, Ltd.(2)	12,000	27,333
Yankuang Energy Group Co., Ltd., Class H	12,000	38,489
Yum China Holdings, Inc.	2,100	129,381
Zai Lab, Ltd. ADR(1)	800	33,712
Zhongsheng Group Holdings, Ltd.	5,500	31,038
Zhuzhou CRRC Times Electric Co., Ltd., Class H	5,200	27,654
Zijin Mining Group Co., Ltd., Class H	34,000	55,936
ZTO Express Cayman, Inc. ADR	2,400	68,424
		$ 9,773,341
Cyprus — 5.1%
Bank of Cyprus Holdings PLC(1)(3)	45,800	$ 102,327
Bank of Cyprus Holdings PLC(1)(3)	4,887,389	10,772,713
		$ 10,875,040
Security	Shares	Value
Georgia — 9.5%
Bank of Georgia Group PLC	187,390	$ 6,181,217
Georgia Capital PLC(1)	638,176	6,024,089
TBC Bank Group PLC	268,522	7,892,964
		$ 20,098,270
Greece — 16.1%
Alpha Services and Holdings S.A.(1)	2,559,562	$ 3,487,363
Athens Water Supply & Sewage Co. S.A.	51,438	392,098
Eurobank Ergasias Services and Holdings S.A.(1)	3,017,650	4,094,559
GEK Terna Holding Real Estate Construction S.A.(1)	66,445	902,374
Hellenic Telecommunications Organization S.A.	231,741	3,653,221
Helleniq Energy Holdings S.A.	64,933	548,152
Holding Co. ADMIE IPTO S.A.	146,320	316,765
JUMBO S.A.	135,139	2,426,785
LAMDA Development S.A.(1)	81,571	557,872
Motor Oil (Hellas) Corinth Refineries S.A.	71,176	1,739,384
Mytilineos S.A.	115,688	2,992,857
National Bank of Greece S.A.(1)	359,515	1,709,376
OPAP S.A.	226,496	3,400,983
Piraeus Financial Holdings S.A.(1)	1,553,470	3,217,354
Public Power Corp. S.A.(1)	243,955	1,943,540
Sarantis S.A.	45,317	379,266
Terna Energy S.A.	67,592	1,473,532
Titan Cement International S.A.(1)	53,409	850,071
		$ 34,085,552
India — 3.5%
Apollo Hospitals Enterprise, Ltd.	2,648	$ 138,643
Asian Paints, Ltd.	5,393	180,370
Avenue Supermarts, Ltd.(1)(2)	2,962	127,528
Bajaj Finance, Ltd.	3,347	241,851
Bajaj Finserv, Ltd.	9,003	148,511
Bharti Airtel, Ltd.	25,836	243,666
Cipla, Ltd.	9,553	119,325
Divi's Laboratories, Ltd.	3,488	142,057
Dr. Reddy's Laboratories, Ltd.	2,332	124,129
Eicher Motors, Ltd.	3,500	140,498
Grasim Industries, Ltd.	7,120	138,775
HCL Technologies, Ltd.	14,329	197,829
HDFC Life Insurance Co., Ltd.(2)	17,902	127,008
Hindalco Industries, Ltd.	23,052	133,232
Hindustan Unilever, Ltd.	8,950	282,365
Housing Development Finance Corp., Ltd.	16,421	529,821
Infosys, Ltd.	32,237	607,292
ITC, Ltd.	41,403	178,806
JSW Steel, Ltd.	13,857	122,250

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Larsen & Toubro, Ltd.	8,245	$ 214,289
Mahindra & Mahindra, Ltd.	11,722	197,892
Maruti Suzuki India, Ltd.	1,670	182,146
Nestle India, Ltd.	547	127,341
NTPC, Ltd.	67,413	140,947
Power Grid Corp. of India, Ltd.	51,616	137,829
Reliance Industries, Ltd.	28,115	812,009
SBI Life Insurance Co., Ltd.(2)	8,341	124,565
Sun Pharmaceutical Industries, Ltd.	13,606	172,696
Tata Consultancy Services, Ltd.	9,389	387,495
Tata Consumer Products, Ltd.	15,171	135,559
Tata Motors, Ltd.(1)	26,747	148,759
Tata Steel, Ltd.	107,773	158,589
Tech Mahindra, Ltd.	10,448	130,600
Titan Co., Ltd.	5,424	158,591
UltraTech Cement, Ltd.	1,740	150,987
Wipro, Ltd.	26,044	127,498
		$ 7,431,748
Indonesia — 7.0%
Adaro Energy Indonesia Tbk PT	2,449,800	$ 485,416
Astra International Tbk PT	3,027,700	1,216,384
Bank Central Asia Tbk PT	5,995,400	3,402,443
Bank Jago Tbk PT(1)	626,600	134,915
Bank Mandiri Persero Tbk PT	2,193,400	1,461,542
Bank Negara Indonesia Persero Tbk PT	1,209,700	741,535
Bank Rakyat Indonesia Persero Tbk PT	7,475,184	2,292,398
Barito Pacific Tbk PT	4,812,879	265,411
Charoen Pokphand Indonesia Tbk PT	1,315,900	511,921
Kalbe Farma Tbk PT	3,818,800	525,770
Merdeka Copper Gold Tbk PT(1)	2,079,800	658,673
Sumber Alfaria Trijaya Tbk PT	2,968,200	561,086
Telkom Indonesia Persero Tbk PT	6,925,700	1,789,827
Unilever Indonesia Tbk PT	1,221,400	380,199
United Tractors Tbk PT	284,400	466,916
		$ 14,894,436
Kazakhstan — 2.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	76,020	$ 790,608
Kaspi.kz JSC GDR(4)	45,590	3,341,747
NAC Kazatomprom JSC GDR(4)	58,340	1,709,362
		$ 5,841,717
Lithuania — 0.6%
Ignitis Grupe AB GDR(4)	18,970	$ 393,341
Security	Shares	Value
Lithuania (continued)
Siauliu Bankas AB	1,040,213	$ 845,896
		$ 1,239,237
Malaysia — 3.8%
AMMB Holdings Bhd	167,600	$ 160,636
Axiata Group Bhd	267,100	190,293
CIMB Group Holdings Bhd	563,100	760,552
Dialog Group Bhd	329,000	201,193
Digi.com Bhd	280,700	277,612
Genting Bhd	189,200	220,200
Genting Malaysia Bhd	268,500	179,264
Hong Leong Bank Bhd	56,600	272,664
IHH Healthcare Bhd	157,400	218,838
Inari Amertron Bhd	255,100	156,349
IOI Corp. Bhd	222,200	199,384
Kuala Lumpur Kepong Bhd	38,400	193,180
Malayan Banking Bhd	392,400	804,808
Maxis Bhd	213,400	198,513
MISC Bhd	120,700	207,311
Nestle Malaysia Bhd	6,400	202,888
Petronas Chemicals Group Bhd	209,300	410,739
Petronas Dagangan Bhd	28,200	144,197
Petronas Gas Bhd	71,500	282,216
PPB Group Bhd	56,900	234,965
Press Metal Aluminium Holdings Bhd	329,700	402,156
Public Bank Bhd	1,190,400	1,184,945
QL Resources Bhd	103,700	142,686
RHB Bank Bhd	133,800	180,626
Sime Darby Bhd	266,400	144,672
Sime Darby Plantation Bhd	142,400	144,782
Tenaga Nasional Bhd	216,900	479,307
		$ 8,194,976
Romania — 2.8%
Banca Transilvania S.A.	467,000	$ 2,049,068
BRD-Groupe Societe Generale S.A.	182,000	552,043
MED Life S.A.(1)	68,000	287,251
OMV Petrom S.A.	13,700,000	1,398,792
Societatea Energetica Electrica S.A.	122,000	221,567
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	100,000	887,435
Teraplast S.A.	940,000	128,266
Transelectrica S.A.(1)	22,000	106,432
Transgaz S.A. Medias	4,100	262,226
		$ 5,893,080

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia — 7.1%
Advanced Petrochemical Co.	48,600	$ 609,928
Al Rajhi Bank(1)	109,100	2,394,881
Alinma Bank	121,300	1,068,657
Almarai Co. JSC	17,800	263,793
Arab National Bank	36,200	267,626
Bank AlBilad	28,500	342,243
Banque Saudi Fransi	90,900	993,978
Dr Sulaiman Al Habib Medical Services Group Co.	5,100	318,765
Etihad Etisalat Co.	65,000	612,243
Riyad Bank	63,800	526,247
SABIC Agri-Nutrients Co.	11,200	410,650
Saudi Arabian Mining Co.(1)	38,600	763,791
Saudi Arabian Oil Co.(2)	106,100	936,066
Saudi Basic Industries Corp.	40,600	1,007,514
Saudi British Bank (The)	46,700	452,493
Saudi Electricity Co.	49,600	305,634
Saudi Industrial Investment Group	93,300	616,531
Saudi Investment Bank (The)	133,100	637,660
Saudi National Bank (The)	90,100	1,140,628
Saudi Telecom Co.	68,400	675,053
Savola Group (The)	80,200	640,019
		$ 14,984,400
Serbia — 0.5%
Metalac AD(1)	67,357	$ 1,004,237
		$ 1,004,237
Slovenia — 2.7%
Nova Ljubljanska Banka dd(2)	61,521	$ 4,382,737
Nova Ljubljanska Banka dd GDR(4)	60,052	884,528
Petrol	18,600	451,307
		$ 5,718,572
South Korea — 10.2%
AMOREPACIFIC Corp.(1)	1,140	$ 135,508
Celltrion Healthcare Co., Ltd.	3,063	143,350
Celltrion, Inc.	3,011	397,395
CJ CheilJedang Corp.	339	95,110
Coway Co., Ltd.(1)	2,186	99,131
Doosan Enerbility Co., Ltd.(1)	13,566	185,511
Ecopro BM Co., Ltd.	1,708	139,452
Hana Financial Group, Inc.	9,769	388,095
Hanwha Solutions Corp.(1)	4,550	168,620
HLB, Inc.(1)	4,241	105,526
HMM Co., Ltd.(1)	9,451	168,073
HYBE Co., Ltd.(1)	432	67,968
Security	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Co., Ltd.(1)	3,379	$ 105,051
Hyundai Glovis Co., Ltd.	762	103,123
Hyundai Mobis Co., Ltd.	1,909	319,198
Hyundai Motor Co.	4,067	554,419
Hyundai Steel Co.	2,500	69,833
Kakao Corp.	9,381	472,214
KakaoBank Corp.(1)	2,472	54,848
KB Financial Group, Inc.	12,130	552,793
Kia Corp.	7,832	426,702
Korea Aerospace Industries, Ltd.(1)	2,870	112,617
Korea Electric Power Corp.	9,138	147,535
Korea Investment Holdings Co., Ltd.(1)	1,239	63,226
Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,746	113,399
Korea Zinc Co., Ltd.(1)	330	145,343
Korean Air Lines Co., Ltd.(1)	6,673	132,033
Krafton, Inc.(1)	869	127,630
KT&G Corp.	3,555	266,666
L&F Co., Ltd.	839	141,639
LG Chem, Ltd.	1,442	813,869
LG Corp.(1)	3,183	214,357
LG Display Co., Ltd.	9,346	104,069
LG Electronics, Inc.	3,428	280,889
LG Energy Solution, Ltd.(1)	683	290,514
LG H&H Co., Ltd.	316	191,578
LG Innotek Co., Ltd.	522	116,296
Lotte Chemical Corp.(1)	591	85,327
Naver Corp.	3,924	651,877
NCSoft Corp.(1)	575	212,825
Pearl Abyss Corp.(1)	890	32,987
POSCO Chemical Co., Ltd.	1,169	214,277
POSCO Holdings, Inc.	2,360	579,915
Samsung Biologics Co., Ltd.(1)(2)	533	344,147
Samsung C&T Corp.(1)	2,715	262,219
Samsung Electro-Mechanics Co., Ltd.	1,863	217,585
Samsung Electronics Co., Ltd.	134,116	6,680,349
Samsung Engineering Co., Ltd.(1)	6,765	142,769
Samsung Fire & Marine Insurance Co., Ltd.	1,075	177,253
Samsung Heavy Industries Co., Ltd.(1)	25,662	121,273
Samsung Life Insurance Co., Ltd.	3,000	172,716
Samsung SDI Co., Ltd.	1,581	885,996
Samsung SDS Co., Ltd.	1,303	132,875
Shinhan Financial Group Co., Ltd.	14,332	484,628
SK Bioscience Co., Ltd.(1)	942	57,810
SK Hynix, Inc.	15,615	1,129,649
SK Innovation Co., Ltd.(1)	1,789	237,785
SK Square Co., Ltd.(1)	3,831	113,491

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK, Inc.	1,234	$ 199,610
S-Oil Corp.	1,757	126,747
Woori Financial Group, Inc.	18,413	192,062
Yuhan Corp.(1)	2,468	105,051
		$ 21,574,803
Taiwan — 3.3%
ASE Technology Holding Co., Ltd.	36,358	$ 122,673
Asustek Computer, Inc.	10,000	91,084
Cathay Financial Holding Co., Ltd.	92,234	131,312
Chailease Holding Co., Ltd.	16,348	123,201
China Steel Corp.	128,000	135,454
Chunghwa Telecom Co., Ltd.	38,000	142,010
CTBC Financial Holding Co., Ltd.	180,000	137,632
Delta Electronics, Inc.	18,680	181,149
E.Sun Financial Holding Co., Ltd.	148,462	121,596
First Financial Holding Co., Ltd.	124,408	108,508
Formosa Chemicals & Fibre Corp.	44,000	106,053
Formosa Plastics Corp.	44,000	131,158
Fubon Financial Holding Co., Ltd.	75,046	151,149
Hon Hai Precision Industry Co., Ltd.	99,508	331,832
Hotai Motor Co., Ltd.	4,000	87,821
Hua Nan Financial Holdings Co., Ltd.	122,525	93,220
Largan Precision Co., Ltd.	1,000	71,361
MediaTek, Inc.	13,000	314,092
Mega Financial Holding Co., Ltd.	120,875	129,072
Nan Ya Plastics Corp.	52,000	130,865
Novatek Microelectronics Corp.	8,000	95,263
Quanta Computer, Inc.	37,000	92,407
Realtek Semiconductor Corp.	11,000	118,128
Taiwan Cement Corp.	81,343	98,528
Taiwan Cooperative Financial Holding Co., Ltd.	120,604	106,574
Taiwan Semiconductor Manufacturing Co., Ltd.	186,000	3,282,301
Uni-President Enterprises Corp.	53,960	121,226
United Microelectronics Corp.(1)	116,000	189,828
Yuanta Financial Holding Co., Ltd.	130,694	98,276
		$ 7,043,773
United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC	340,924	$ 778,640
Abu Dhabi Islamic Bank PJSC	168,170	432,255
Abu Dhabi National Oil Co. for Distribution PJSC	334,600	401,381
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,178,438	1,526,835
Aldar Properties PJSC	522,500	622,265
Aramex PJSC	442,000	436,392
Dubai Electricity & Water Authority PJSC	1,686,287	1,088,742
Security	Shares	Value
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	213,067	$ 322,997
Emaar Properties PJSC	519,900	789,996
Emirates Telecommunications Group Co. PJSC	226,500	1,586,988
First Abu Dhabi Bank PJSC	336,154	1,246,923
National Central Cooling Co. PJSC	689,840	508,391
Ras Al Khaimah Ceramics	650,700	494,946
		$ 10,236,751
Vietnam — 7.2%
Bao Viet Holdings	177,200	$ 382,454
FPT Corp.	1,251,279	4,767,908
Gelex Group JSC	528,300	331,552
Hoa Sen Group(1)	684,800	454,951
Hoang Huy Investment Financial Services JSC	845,200	281,775
Masan Group Corp.	99,900	432,198
Mobile World Investment Corp.	1,041,098	2,209,184
Nam Kim Steel JSC	534,800	364,560
No Va Land Investment Group Corp.(1)	7,524	4,571
Phat Dat Real Estate Development Corp.(1)	3,271	1,940
Phu Nhuan Jewelry JSC	757,866	2,924,475
Refrigeration Electrical Engineering Corp.	547,655	1,864,374
Vietnam Construction and Import-Export JSC	485,300	453,591
Vietnam National Petroleum Group	269,100	423,872
Vietnam Rubber Group, Ltd.	486,700	348,330
		$ 15,245,735
Total Common Stocks (identified cost $161,681,168)		$195,356,444

Preferred Stocks — 0.5%
Security	Shares	Value
South Korea — 0.5%
Hanwha Solutions Corp.	45	$ 1,266
Hyundai Motor Co., Ltd.	1,499	104,973
Samsung Electronics Co., Ltd.	23,936	1,074,106
Total Preferred Stocks (identified cost $980,972)		$ 1,180,345

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.5%
Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(5)	5,827,110	$ 5,827,110
Total Affiliated Fund (identified cost $5,827,110)		$ 5,827,110

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/23(6)	$1,500	$ 1,495,923
Total U.S. Treasury Obligations (identified cost $1,495,935)		$ 1,495,923
Total Short-Term Investments (identified cost $7,323,045)		$ 7,323,033

Total Purchased Options — 0.1% (identified cost $227,077)	$ 205,504
Total Investments — 96.2% (identified cost $170,212,262)	$204,065,326
Total Written Options — (0.0)%(7) (premiums received $81,857)	$ (82,754)
Other Assets, Less Liabilities — 3.8%	$ 8,150,372
Net Assets — 100.0%	$212,132,944
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $7,302,042 or 3.4% of the Portfolio's net assets.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $7,119,586 or 3.4% of the Portfolio's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(7)	Amount is less than (0.05)%.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	40.5%	$85,871,593
Information Technology	10.5	22,214,064
Consumer Discretionary	9.6	20,497,669
Communication Services	6.8	14,426,120
Materials	5.2	11,061,299
Industrials	5.1	10,907,510
Energy	5.0	10,617,760
Utilities	3.9	8,234,225
Consumer Staples	3.1	6,558,245
Health Care	1.8	3,774,554
Real Estate	1.1	2,373,750
Short-Term Investments	3.5	7,323,033
Total Investments	96.1%	$203,859,822

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	USD	7.00	1/18/24	$ 74,903
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	USD	7.00	1/18/24	130,601
Total							$205,504

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Currency Options — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	USD	7.50	1/18/24	$(30,163)
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	USD	7.50	1/18/24	(52,591)
Total							$(82,754)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	19,000,000	USD	20,365,596	3/15/23	$ 344,593
EUR	1,296,988	USD	1,390,207	3/15/23	23,523
KRW	4,629,000,000	USD	3,544,926	3/15/23	213,856
KRW	5,073,000,000	USD	3,909,224	3/15/23	210,089
KRW	3,498,000,000	USD	2,698,782	3/15/23	141,619
TWD	304,500,000	USD	10,044,733	3/15/23	147,151
USD	1,661,404	EUR	1,550,000	3/15/23	(28,112)
USD	2,265,661	EUR	2,113,739	3/15/23	(38,336)
USD	2,549,262	EUR	2,378,324	3/15/23	(43,134)
USD	3,830,880	EUR	3,574,004	3/15/23	(64,820)
USD	4,446,219	EUR	4,148,082	3/15/23	(75,231)
USD	7,333,599	EUR	6,841,851	3/15/23	(124,087)
					$707,111
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	31,435	USD	33,838	Standard Chartered Bank	2/10/23	$ 356	$ —
EUR	31,448	USD	33,871	Standard Chartered Bank	2/10/23	338	—
EUR	27,346	USD	29,437	Standard Chartered Bank	2/10/23	309	—
EUR	27,357	USD	29,464	Standard Chartered Bank	2/10/23	294	—
USD	2,627	EUR	2,439	Standard Chartered Bank	2/10/23	—	(26)
USD	2,701	EUR	2,509	Standard Chartered Bank	2/10/23	—	(28)
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	186	—
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,041)
CNH	43,814,225	USD	6,125,311	BNP Paribas	6/16/23	414,730	—
CNH	68,300,000	USD	9,800,517	BNP Paribas	6/16/23	394,454	—
CNH	43,785,775	USD	6,174,130	HSBC Bank USA, N.A.	6/16/23	361,664	—
CNH	87,600,000	USD	12,382,886	Standard Chartered Bank	6/16/23	692,949	—

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,233,394	CNH	243,500,000	BNP Paribas	6/16/23	$ —	$(113,247)
						$1,865,280	$(116,342)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng China Enterprises Index	199	Long	2/27/23	$ 9,478,364	$ 51,346
Hang Seng Index	77	Long	2/27/23	10,771,370	178,057
MSCI Emerging Markets Index	90	Long	3/17/23	4,700,700	280,102
					$509,505
Total Return Swaps
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	13,144	Positive Return on 167 contracts of KOSPI 200 Index Futures 3/2023 (pays upon termination)	Negative Return on 167 contracts of KOSPI 200 Index Futures 3/2023 (pays upon termination)	3/9/23	$129,612
						$129,612
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
KRW	– South Korean Won
TWD	– Taiwan New Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended January 31, 2023, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,827,110, which represents 2.8% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,240,401	$35,440,772	$(31,854,063)	$ —	$ —	$5,827,110	$31,842	5,827,110
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 7,367,433	$ 82,633,096	$ —	$ 90,000,529
Emerging Europe	—	80,134,764	—	80,134,764
Middle East/Africa	637,660	24,583,491	—	25,221,151
Total Common Stocks	$ 8,005,093	$187,351,351*	$ —	$195,356,444
Preferred Stocks	$ —	$ 1,180,345	$ —	$ 1,180,345
Short-Term Investments:
Affiliated Fund	5,827,110	—	—	5,827,110
U.S. Treasury Obligations	—	1,495,923	—	1,495,923
Purchased Currency Options	—	205,504	—	205,504
Total Investments	$13,832,203	$190,233,123	$ —	$204,065,326
Forward Foreign Currency Exchange Contracts	$ —	$ 2,946,111	$ —	$ 2,946,111
Futures Contracts	509,505	—	—	509,505
Swap Contracts	—	129,612	—	129,612
Total	$14,341,708	$193,308,846	$ —	$207,650,554

Global Macro Capital Opportunities Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (82,754)	$ —	$ (82,754)
Forward Foreign Currency Exchange Contracts	—	(490,062)	—	(490,062)
Total	$ —	$ (572,816)	$ —	$ (572,816)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Investment Valuation — Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.